Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000135422 [Member]
Shareholder Report [Line Items]
Fund Name	West Loop Realty Fund
Class Name	Class A
Trading Symbol	REIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/west-loop-realty-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class A/REIAX)	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund’s Class A class (REIAX) produced a total return of +5.73% net of all expenses and fees for the twelve month period ending December 31, 2024. In comparison, the Fund’s benchmark, the MSCI US REIT Index (RMZ) (the “benchmark”), produced a total return of +8.74% over the same period.
2024 Fund Performance Attribution
An overweight allocation and stock selection within the healthcare sector contributed to the relative performance of the Fund.  Stock selection within the sector was driven by the Fund’s investment in American Healthcare REIT (NYSE: AHR), a newly investable REIT after its February 2024 initial public offering.
An underweight allocation to the triple net sector contributed to the Fund’s performance.  Triple net has historically been highly correlated to interest rates due to the long term nature of its leases.  Thus, it comes as no surprise that the sector was among the bottom performers for the year.
Stock selection in the office sector contributed to the Fund’s relative performance.  Notably, Highwoods (NYSE: HIW) was a top three performer in the Fund for 2024 with a total return over +40%.
An overweight allocation to the cell tower sector detracted from relative performance.  Cell towers have been the worst performing for the past three years, after also underperforming in 2021 (though at least with positive performance).  Earnings expectations from the rollout of 5G have been slashed, and valuation multiples have been hit harder than most other sectors (including office!) as a result of higher interest rates.
An underweight allocation to the regional mall sector detracted from the Fund’s performance.  Mall traffic continued to surprise to the upside in 2024, and retailers responded in kind with strong leasing, further helped by a lack of supply.
An underweight allocation to the specialty sector detracted from the Fund’s relative performance.  The largest member of the Specialty sector is Iron Mountain (NYSE: IRM), which the Fund did not own.  After another strong year by IRM, the company’s earnings multiple is nearing the pure-play data center REITs despite having less than 20% of its revenues from data centers.
While December was a disappointing finish to the year, the high single digit total return in the face of higher interest rates showed that investors are gaining more confidence in the compelling offering of income and growth for REITs.  As usual, interest rates are the biggest risk to REIT valuations; however, we believe that low leverage and laddered maturities will minimize the effect on cash flow.  As such, we believe that REITs present an attractive risk reward opportunity to complement a diversified portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
West Loop Realty Fund (Class A/REIAX)[1]	-0.35%	2.34%	4.75%
West Loop Realty Fund (Class A/REIAX)—excluding sales load	5.73%	3.55%	5.37%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500 Index	25.02%	14.53%	13.10%
[1]	Maximum sales charge (load) of 5.75% of offering price.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/west-loop-realty-fund/ for the most recent performance information.
Net Assets	$ 20,377,807
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 14,068
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,377,807
Total number of portfolio holdings	27
Total advisory fees paid (net)	$14,068
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135423 [Member]
Shareholder Report [Line Items]
Fund Name	West Loop Realty Fund
Class Name	Class C
Trading Symbol	REICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/west-loop-realty-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class C/REICX)	$216	2.11%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund’s Class C class (REICX) produced a total return of +5.03% net of all expenses and fees for the twelve month period ending December 31, 2024. In comparison, the Fund’s benchmark, the MSCI US REIT Index (RMZ) (the “benchmark”), produced a total return of +8.74% over the same period.
2024 Fund Performance Attribution
An overweight allocation and stock selection within the healthcare sector contributed to the relative performance of the Fund.  Stock selection within the sector was driven by the Fund’s investment in American Healthcare REIT (NYSE: AHR), a newly investable REIT after its February 2024 initial public offering.
An underweight allocation to the triple net sector contributed to the Fund’s performance.  Triple net has historically been highly correlated to interest rates due to the long term nature of its leases.  Thus, it comes as no surprise that the sector was among the bottom performers for the year.
Stock selection in the office sector contributed to the Fund’s relative performance.  Notably, Highwoods (NYSE: HIW) was a top three performer in the Fund for 2024 with a total return over +40%.
An overweight allocation to the cell tower sector detracted from relative performance.  Cell towers have been the worst performing for the past three years, after also underperforming in 2021 (though at least with positive performance).  Earnings expectations from the rollout of 5G have been slashed, and valuation multiples have been hit harder than most other sectors (including office!) as a result of higher interest rates.
An underweight allocation to the regional mall sector detracted from the Fund’s performance.  Mall traffic continued to surprise to the upside in 2024, and retailers responded in kind with strong leasing, further helped by a lack of supply.
An underweight allocation to the specialty sector detracted from the Fund’s relative performance.  The largest member of the Specialty sector is Iron Mountain (NYSE: IRM), which the Fund did not own.  After another strong year by IRM, the company’s earnings multiple is nearing the pure-play data center REITs despite having less than 20% of its revenues from data centers.
While December was a disappointing finish to the year, the high single digit total return in the face of higher interest rates showed that investors are gaining more confidence in the compelling offering of income and growth for REITs.  As usual, interest rates are the biggest risk to REIT valuations; however, we believe that low leverage and laddered maturities will minimize the effect on cash flow.  As such, we believe that REITs present an attractive risk reward opportunity to complement a diversified portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
West Loop Realty Fund (Class C/REICX)[1]	4.10%	2.79%	4.59%
West Loop Realty Fund (Class C/REICX)—excluding sales load	5.03%	2.79%	4.59%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500 Index	25.02%	14.53%	13.10%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/west-loop-realty-fund/ for the most recent performance information.
Net Assets	$ 20,377,807
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 14,068
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,377,807
Total number of portfolio holdings	27
Total advisory fees paid (net)	$14,068
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135424 [Member]
Shareholder Report [Line Items]
Fund Name	West Loop Realty Fund
Class Name	Institutional Class
Trading Symbol	REIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/west-loop-realty-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Institutional Class/REIIX)	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund’s Institutional Class class (REIIX) produced a total return of +6.07% net of all expenses and fees for the twelve month period ending December 31, 2024. In comparison, the Fund’s benchmark, the MSCI US REIT Index (RMZ) (the “benchmark”), produced a total return of +8.74% over the same period.
2024 Fund Performance Attribution
An overweight allocation and stock selection within the healthcare sector contributed to the relative performance of the Fund.  Stock selection within the sector was driven by the Fund’s investment in American Healthcare REIT (NYSE: AHR), a newly investable REIT after its February 2024 initial public offering.
An underweight allocation to the triple net sector contributed to the Fund’s performance.  Triple net has historically been highly correlated to interest rates due to the long term nature of its leases.  Thus, it comes as no surprise that the sector was among the bottom performers for the year.
Stock selection in the office sector contributed to the Fund’s relative performance.  Notably, Highwoods (NYSE: HIW) was a top three performer in the Fund for 2024 with a total return over +40%.
An overweight allocation to the cell tower sector detracted from relative performance.  Cell towers have been the worst performing for the past three years, after also underperforming in 2021 (though at least with positive performance).  Earnings expectations from the rollout of 5G have been slashed, and valuation multiples have been hit harder than most other sectors (including office!) as a result of higher interest rates.
An underweight allocation to the regional mall sector detracted from the Fund’s performance.  Mall traffic continued to surprise to the upside in 2024, and retailers responded in kind with strong leasing, further helped by a lack of supply.
An underweight allocation to the specialty sector detracted from the Fund’s relative performance.  The largest member of the Specialty sector is Iron Mountain (NYSE: IRM), which the Fund did not own.  After another strong year by IRM, the company’s earnings multiple is nearing the pure-play data center REITs despite having less than 20% of its revenues from data centers.
While December was a disappointing finish to the year, the high single digit total return in the face of higher interest rates showed that investors are gaining more confidence in the compelling offering of income and growth for REITs.  As usual, interest rates are the biggest risk to REIT valuations; however, we believe that low leverage and laddered maturities will minimize the effect on cash flow.  As such, we believe that REITs present an attractive risk reward opportunity to complement a diversified portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
West Loop Realty Fund (Institutional Class/REIIX)	6.07%	3.83%	5.64%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/west-loop-realty-fund/ for the most recent performance information.
Net Assets	$ 20,377,807
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 14,068
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,377,807
Total number of portfolio holdings	27
Total advisory fees paid (net)	$14,068
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.